Cover	Sep. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity File Number	000-56065
Entity Registrant Name	QUANTUM X, INC.
Entity Central Index Key	0001494413
Entity Tax Identification Number	33-4429767
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	141 Piping Rock Road
Entity Address, City or Town	Locust Valley,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11560
City Area Code	(516)
Local Phone Number	384-2577
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false